Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Components Of Change In Other Assets And Liabilities, Net

(add 000)	2011	2010	2009
Other current and noncurrent assets	$2,439	$3,245	$(8,194)
Accrued salaries, benefits and payroll taxes	(4,722)	(1,415)	(9,137)
Accrued insurance and other taxes	2,873	(739)	855
Accrued income taxes	6,139	10,890	2,414
Accrued pension, postretirement and postemployment benefits	(16,378)	(22,257)	6,339
Other current and noncurrent liabilities	(3,092)	(3,491)	3,207
Change in other assets and liabilities	$(12,741)	$(13,767)	$(4,516)

Schedule Of Noncash Investing And Financing Activities

(add 000)	2011	2010	2009
Noncash investing and financing activities:
Acquisition of assets through asset exchange	$150,000	$--	$--
Acquisition of land through property exchange	$--	$1,900	$--
Issuance of notes payable for acquisition of land	$--	$450	$125
Note receivable issued in connection with divestiture and sale of assets	$--	$--	$1,675